Emissions Liabilities - Summary of Changes in Emissions Rights Quantities (Detail)	12 Months Ended
Dec. 31, 2022 CO2
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	526,491
Allocation at no cost	3,613,336
Additional allocation	217,643
Other changes	(4,476)
Purchase	68,471
Surrender or shall be surrendered	(3,886,005)
Borrowing	128,644
Ending	664,104
Quantities allocated in 2020 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	(60,977)
Allocation at no cost	814,842
Additional allocation	217,643
Purchase	68,471
Surrender or shall be surrendered	(1,039,979)
Quantities allocated in 2021 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	306,234
Allocation at no cost	1,387,671
Other changes	(8,049)
Surrender or shall be surrendered	(1,424,476)
Borrowing	19,854
Ending	281,234
Quantities Allocated in 2022 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	281,234
Allocation at no cost	1,410,823
Other changes	3,573
Surrender or shall be surrendered	(1,421,550)
Borrowing	108,790
Ending	382,870